PROPERTY, PLANT, & EQUIPMENT (Details Narrative) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 29.5	$ 27.6